UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim U.S. Government Securities Portfolio

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

---------------------------------------------------------------------------- --- ---------------
ASSETS:
     Investments in securities, market value  (1)                             $      79,084,760
     Cash                                                                                28,186
     Collateral for securities loaned                                                 4,391,134
     Interest receivable                                                                342,646
     Subscriptions receivable                                                           121,476
     Receivable for investments sold                                                  7,881,635
                                                                                 ---------------

       Total assets                                                                  91,849,837
                                                                                 ---------------

LIABILITIES:
     Due to investment adviser                                                           34,642
     Redemptions payable                                                                 33,588
     Payable upon return of securities loaned                                         4,391,134
     Payable for investments purchased                                               17,238,870
                                                                                 ---------------

       Total liabilities                                                             21,698,234
                                                                                 ---------------

NET ASSETS                                                                    $      70,151,603
                                                                                 ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                            $         631,223
     Additional paid-in capital                                                      68,283,010
     Net unrealized appreciation on investments                                         702,582
     Undistributed net investment income                                                120,866
     Accumulated net realized gain on investments                                       413,922
                                                                                 ---------------

NET ASSETS                                                                    $      70,151,603
                                                                                 ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                         $           11.11
                                                                                 ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                     200,000,000
     Outstanding                                                                      6,312,229

(1)  Cost of investments in securities:                                       $      78,382,178

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                  $        1,683,171
     Income from securities lending                                                         6,327
                                                                                 -----------------
                                                                                 -----------------

          Total income                                                                  1,689,498
                                                                                 -----------------
                                                                                 -----------------

EXPENSES:
     Management fees                                                                      208,144
                                                                                 -----------------
                                                                                 -----------------

NET INVESTMENT INCOME                                                                   1,481,354
                                                                                 -----------------
                                                                                 -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                     168,223
     Change in net unrealized appreciation on investments                                (131,151)
                                                                                 -----------------
                                                                                 -----------------

     Net realized and unrealized gain on investments                                       37,072
                                                                                 -----------------
                                                                                 -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $        1,518,426
                                                                                 =================
                                                                                 =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

-------------------------------------------------------------------------------------- ---- -------------
                                                                            2005                2004
                                                                        --------------      -------------
                                                                          UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                           $      1,481,354    $     3,065,592
     Net realized gain on investments                                         168,223            170,558
     Change in net unrealized appreciation on investments                   (131,151)          (496,200)
                                                                        --------------      -------------

     Net increase in net assets resulting from operations                   1,518,426          2,739,950
                                                                        --------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                           (1,403,773)        (3,000,677)
     From net realized gains                                                                    (94,504)
                                                                        --------------      -------------

     Total distributions                                                  (1,403,773)        (3,095,181)
                                                                        --------------      -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                     12,942,179         13,493,917
     Reinvestment of distributions                                          1,403,773          3,095,181
     Redemptions of shares                                               (14,658,718)       (24,317,700)
                                                                        --------------      -------------

     Net decrease in net assets resulting from share transactions           (312,766)        (7,728,602)
                                                                        --------------      -------------

     Total decrease in net assets                                           (198,113)        (8,083,833)

NET ASSETS:
     Beginning of period                                                   70,349,716         78,433,549
                                                                        --------------      -------------

     End of period (1)                                               $     70,151,603    $    70,349,716
                                                                        ==============      =============

OTHER INFORMATION:

SHARES:
     Sold                                                                   1,166,640          1,207,655
     Issued in reinvestment of distributions                                  127,475            279,069
     Redeemed                                                             (1,319,552)        (2,180,321)
                                                                        --------------      -------------

     Net decrease                                                            (25,437)          (693,597)
                                                                        ==============      =============

(1) Including undistributed net investment income                    $        120,866    $        43,285

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months Ended      Year Ended December 31,
                                           ---------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------
                                           June 30, 2005     2004          2003          2002         2001          2000
                                           --------------------------   -----------   -----------  -----------   -----------
                                           --------------------------   -----------   -----------  -----------   -----------
                                                   UNAUDITED

Net Asset Value, Beginning of Period     $       11.10  $      11.15  $      11.43  $      11.00 $      10.87  $      10.46

Income from Investment Operations

Net investment income                             0.23          0.47          0.48          0.19         0.60          0.68
Net realized and unrealized gain (loss) +         0.00         (0.05)        (0.19)         0.43         0.15          0.40
                                           ------------   -----------   -----------   -----------  -----------   -----------
                                           ------------   -----------   -----------   -----------  -----------   -----------

Total Income From Investment Operations           0.23          0.42          0.29          0.62         0.75          1.08
                                           ------------   -----------   -----------   -----------  -----------   -----------
                                           ------------   -----------   -----------   -----------  -----------   -----------

Less Distributions

From net investment income                       (0.22)        (0.46)        (0.48)        (0.19)       (0.62)        (0.67)
From net realized gains                                        (0.01)        (0.09)
                                           ------------   -----------   -----------   -----------  -----------   -----------
                                           ------------   -----------   -----------   -----------  -----------   -----------

Total Distributions                              (0.22)        (0.47)        (0.57)        (0.19)       (0.62)        (0.67)
                                           ------------   -----------   -----------   -----------  -----------   -----------
                                           ------------   -----------   -----------   -----------  -----------   -----------

Net Asset Value, End of Period           $       11.11  $      11.10  $      11.15  $      11.43 $      11.00  $      10.87
                                           ============   ===========   ===========   ===========  ===========   ===========
                                           ============   ===========   ===========   ===========  ===========   ===========


Total Return                                     2.14% o       3.90%         2.57%         9.81%        7.07%        10.58%

Net Assets, End of Period ($000)         $      70,152  $     70,350  $     78,434  $     82,835 $     93,613  $     84,688

Ratio of Expenses to Average Net Assets          0.60% *       0.60%         0.60%         0.60%        0.60%         0.60%

Ratio of Net Investment Income to
    Average Net Assets                           4.27% *       4.17%         4.28%         5.25%        5.65%         6.44%

Portfolio Turnover Rate                         25.15% o      62.58%        71.74%        91.64%       66.47%        32.95%


 + The net realized and unrealized gain in 2005 is less than $0.01 per share.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim U.S. Government Securities Portfolio
Schedule of Investments
June 30, 2005
Unaudited

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 69.22%
    225,658 Fannie Mae                                                   239,621
            7.000% September 1, 2031
    681,177 Fannie Mae                                                   698,307
            6.000% February 1, 2032
    461,053 Fannie Mae                                                   489,581
            7.000% December 1, 2031
  1,469,436 Fannie Mae                                                 1,471,503
            5.500% January 1, 2035
    440,558 Fannie Mae                                                   452,557
            5.500% January 1, 2018
  1,564,994 Fannie Mae                                                 1,586,024
            5.500% April 1, 2035
     39,298 Fannie Mae                                                    40,612
            8.500% July 1, 2022
    599,880 Fannie Mae                                                   606,442
            5.000% June 1, 2018
    733,147 Fannie Mae                                                   764,535
            6.500% December 1, 2031
     86,123 Fannie Mae                                                    95,967
            9.500% September 1, 2020
    684,802 Fannie Mae                                                   706,844
            6.000% June 1, 2033
  1,383,030 Fannie Mae                                                 1,399,238
            5.000% August 1, 2018
  1,161,553 Fannie Mae                                                 1,175,165
            5.000% May 1, 2018
  2,135,515 Fannie Mae                                                 2,226,942
            6.500% January 1, 2032
    905,918 Fannie Mae                                                   922,184
            5.039% September 1, 2034
    496,770 Fannie Mae                                                   511,207
            6.000% October 1, 2032
    610,386 Fannie Mae                                                   628,125
            6.000% March 1, 2033
     62,281 Fannie Mae                                                    67,971
            8.950% December 1, 2016
    262,931 Fannie Mae                                                   274,680
            6.500% February 1, 2017
  1,120,333 Fannie Mae                                                 1,136,315
            5.500% April 1, 2034
    505,198 Fannie Mae                                                   526,827
            6.500% January 1, 2032
  1,280,972 Fannie Mae                                                 1,299,670
            5.500% July 1, 2033
  1,064,222 Fannie Mae                                                 1,103,465
            6.000% November 1, 2017
    152,696 Fannie Mae                                                   165,497
            8.500% April 1, 2025
  5,300,000 Fannie Mae                                                 5,300,000
            5.000% April 1, 2033
  2,600,000 Federal Home Loan Bank **                                  2,790,822
            5.250% June 18, 2014
  2,600,000 Freddie Mac                                                2,600,000
            5.000% November 15, 2033
    778,563 Freddie Mac                                                  789,647
            5.000% July 1, 2009
  1,153,814 Freddie Mac                                                1,170,961
            5.500% August 1, 2033
    911,120 Freddie Mac                                                  924,445
            5.500% October 1, 2034
    820,093 Freddie Mac                                                  832,522
            5.500% October 1, 2033
  1,376,359 Freddie Mac                                                1,371,246
            4.500% March 1, 2018
     13,913 Freddie Mac                                                   14,384
            6.000% May 1, 2009
    649,471 Freddie Mac                                                  677,479
            6.500% February 1, 2032
     41,299 Freddie Mac                                                   44,400
            10.250% October 1, 2010
         36 Freddie Mac                                                       36
            10.000% July 1, 2005
        138 Freddie Mac                                                      138
            10.000% July 1, 2005
      5,904 Freddie Mac                                                    6,075
            6.000% January 1, 2009
  1,352,259 Freddie Mac                                                1,372,356
            5.500% May 1, 2033
    955,902 Freddie Mac                                                  952,477
            4.500% December 1, 2019
    461,787 Freddie Mac                                                  468,786
            5.500% July 1, 2034
  1,250,392 Freddie Mac                                                1,265,842
            5.000% December 1, 2017
    710,945 Freddie Mac                                                  731,607
            6.000% April 1, 2033
      1,951 Freddie Mac                                                    2,017
            6.000% April 1, 2009
    497,622 Freddie Mac                                                  511,462
            5.500% March 1, 2017
    804,388 Freddie Mac                                                  787,043
            4.000% June 1, 2018
    499,431 Freddie Mac                                                  500,212
            5.000% May 1, 2035
    739,360 Freddie Mac                                                  736,613
            4.500% May 1, 2018
    995,180 Freddie Mac                                                1,054,890
            7.000% June 1, 2031
    770,829 Freddie Mac                                                  802,145
            6.500% February 1, 2017
  1,399,370 Freddie Mac                                                1,420,167
            5.500% June 1, 2033
    167,869 Freddie Mac                                                  190,097
            11.000% July 1, 2020
     62,921 Freddie Mac                                                   65,053
            6.000% March 1, 2009
     28,067 Freddie Mac                                                   31,398
            9.500% April 1, 2025
     44,993 Freddie Mac                                                   46,518
            6.000% May 1, 2009
     32,052 Freddie Mac                                                   33,138
            6.000% July 1, 2009
    129,434 Freddie Mac                                                  133,202
            6.000% September 1, 2009
      7,161 Freddie Mac                                                    7,369
            6.000% October 1, 2008
     39,541 Freddie Mac                                                   40,881
            6.000% April 1, 2009
    846,003 Freddie Mac                                                  857,900
            5.500% September 1, 2033
    293,788 Freddie Mac                                                  310,864
            7.000% September 1, 2032
    639,960 Freddie Mac                                                  657,559
            6.000% December 1, 2032
      7,890 Freddie Mac                                                    8,158
            6.000% April 1, 2009
     21,054 Freddie Mac                                                   21,768
            6.000% April 1, 2009
     51,893 Freddie Mac                                                   53,979
            6.500% September 1, 2012
     57,457 Ginnie Mae                                                    62,889
            9.000% July 15, 2018
    317,326 Ginnie Mae                                                   336,980
            7.000% February 15, 2026
    147,737 Ginnie Mae                                                   156,486
            7.000% September 15, 2031
    156,641 Ginnie Mae                                                   165,811
            7.500% October 15, 2013
    372,122 Ginnie Mae                                                   380,392
            5.500% January 15, 2034
    185,802 Ginnie Mae                                                   200,382
            7.500% December 15, 2024
     13,904 Ginnie Mae II                                                 15,375
            9.500% May 20, 2022
  1,469,086 Ginnie Mae II                                              1,498,494
            5.500% February 20, 2035
    942,717 Ginnie Mae II                                                961,603
            5.500% November 20, 2034
  2,657,953 Ginnie Mae II                                              2,674,044
            5.000% October 20, 2033
     43,932 Ginnie Mae II                                                 46,906
            7.500% December 20, 2028
     62,390 Ginnie Mae II                                                 66,614
            7.500% October 20, 2028
                                                                     $54,740,911

AGENCY MORTGAGE BACKED --- 7.98%
  1,461,651 Freddie Mac                                                1,462,475
            Series R001 Class AE
            4.375% April 15, 2015
    150,751 Freddie Mac                                                  150,670
            Series 2102 Class VB
            6.000% August 15, 2013
  1,000,000 US Department of Veterans Affairs                          1,010,508
            Series 1993-3 Class 2K
            6.250% November 15, 2012
  2,000,000 US Department of Veterans Affairs                          2,010,156
            Series 2003-2 Class D
            5.000% November 15, 2023
  1,000,000 US Department of Veterans Affairs                          1,041,484
            Series 2003-1 Class G
            5.750% March 15, 2030
    608,572 US Department of Veterans Affairs                            636,766
            Series 2002-1 Class 1A
            6.000% October 15, 2031
                                                                      $6,312,059

COMMERCIAL MORTGAGE BACKED --- 5.27%
  1,000,000 GS Mortgage Securities Corp II                             1,012,116
            Series 2005-GG4 Class AABA
            4.680% July 10, 2039
  2,122,484 JP Morgan Chase Commercial Mortgage Securities Co         2,125,406
            Series 2004-C2 Class A1
            4.278% May 15, 2041
  1,000,000 JP Morgan Chase Commercial Mortgage Securities Co         1,033,603
            Series 2002-C3 Class A2
            4.994% July 12, 2035
                                                                      $4,171,125

U.S. GOVERNMENTS --- 6.53%
  2,000,000 United States of America ^^                                2,007,110
            4.000% February 15, 2015
  1,000,000 United States of America ^^                                  985,938
            3.375% October 15, 2009
  1,000,000 United States of America ^^                                1,023,906
            4.250% August 15, 2014
  1,000,000 United States of America ^^                                1,143,711
            5.250% February 15, 2029
                                                                      $5,160,665

TOTAL BONDS --- 89.00%                                               $70,384,760
(Cost $69,682,178)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  8,700,000 Merrill Lynch & Co Inc +                                   8,700,000
                  3.010%, July 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 11.00%                               $8,700,000
(Cost $8,700,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%            $79,084,760
(Cost $78,382,178)

Legend
** Security is an agency note with maturity date and interest rate indicated.
+ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations as of June 30, 2005. The investment in the repurchase agreement is through participation in a joint account with affiliated funds. ^^ A portion or all of the security is on loan at June 30, 2005.
See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim U.S. Government Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with the preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Interest income, including amortization of discounts and premiums, is recorded daily.

      Financing Transactions

      To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio's right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the "Payable for investments purchased" on the Statement of Assets and Liabilities. This liability was $7,900,000 at June 30, 2005, and was collateralized by securities of approximately the same value.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $4,428,662 and $263,869 respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $12,922,086 and $23,435,213 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $78,355,096. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $993,585 and gross depreciation of securities in which there was an excess of tax cost over value of $263,921 resulting in net appreciation of $729,664.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $4,389,660 and received collateral of $4,391,134 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005